UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
	  Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     August 8, 2006


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 98

Form 13F Information Table Value total: $342,787 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2654    32856 SH       SOLE                    30186              2670
AT&T, Inc.                     COM              00209R102     1812    64987 SH       SOLE                    56701              8286
Accenture Ltd                  COM              g1150g111     4087   144330 SH       SOLE                   129130             15200
AllState Corp.                 COM              020002101      565    10326 SH       SOLE                     9770               556
Altria Group, Inc.             COM              02209s103     1092    14872 SH       SOLE                    11332              3540
American Express Co.           COM              025816109      602    11318 SH       SOLE                     8691              2627
American International Group   COM              026874107    10225   173164 SH       SOLE                   166542              6622
American Retirement Corp.      COM              028913101    12995   396565 SH       SOLE                   393728              2837
Amgen Inc.                     COM              031162100     6152    94305 SH       SOLE                    87455              6850
Amsouth Bancorporation         COM              032165102     6151   232553 SH       SOLE                   222893              9660
Anheuser-Busch Companies, Inc. COM              035229103      500    10975 SH       SOLE                     2377              8598
Aon Corp.                      COM              037389103      263     7546 SH       SOLE                     7546
Apache Corp.                   COM              037411105     9664   141603 SH       SOLE                   132455              9148
Automatic Data Processing      COM              053015103     1270    28007 SH       SOLE                    27407               600
BP Amoco LP                    COM              055622104     1331    19123 SH       SOLE                    17081              2042
Baker Hughes, Inc.             COM              057224107      656     8020 SH       SOLE                     7885               135
BancorpSouth Inc               COM              059692103      412    15130 SH       SOLE                    15130
Bank of New York               COM              064057102      231     7178 SH       SOLE                     6203               975
BankAmerica Corp.              COM              060505104     1385    28796 SH       SOLE                    24862              3935
BellSouth Corp.                COM              079860102      601    16611 SH       SOLE                    13351              3260
Berkshire Hathaway Inc. Class  COM              084670108     1558       17 SH       SOLE                       17
Berkshire Hathaway Inc. Class  COM              084670207     6692     2199 SH       SOLE                     2041               158
Biomet, Inc.                   COM              090613100     3967   126782 SH       SOLE                   117332              9450
Bristol Myers Squibb           COM              110122108      881    34064 SH       SOLE                    34064
Cendant Corp.                  COM              151313103     2857   175376 SH       SOLE                   164075             11301
Chevron Corp.                  COM              166764100      812    13086 SH       SOLE                    11396              1690
Cisco Systems Inc.             COM              17275R102     6079   311242 SH       SOLE                   296563             14679
Citigroup Inc.                 COM              172967101     4744    98321 SH       SOLE                    93705              4616
Coca Cola Co.                  COM              191216100     1870    43470 SH       SOLE                    40580              2890
Colgate Palmolive Co.          COM              194162103      219     3650 SH       SOLE                     3650
ConocoPhillips                 COM              20825c104     7361   112323 SH       SOLE                   106736              5588
Dell Corp.                     COM              24702r101      214     8760 SH       SOLE                     8760
Dionex Corp.                   COM              254546104      350     6400 SH       SOLE                     6400
Dollar General Corp.           COM              256669102      356    25450 SH       SOLE                    20682              4768
Dominion Resources, Inc.       COM              25746u109     1717    22955 SH       SOLE                    20805              2150
Dover Corp.                    COM              260003108      346     7000 SH       SOLE                     7000
Duke Energy Corp.              COM              26441c105      482    16407 SH       SOLE                    15107              1300
Eaton Corp.                    COM              278058102      513     6802 SH       SOLE                     6802
Exxon Mobil Corp.              COM              30231G102    11488   187248 SH       SOLE                   180314              6934
FedEx Corp.                    COM              31428X106     6722    57518 SH       SOLE                    53568              3950
Federal National Mortgage Assn COM              313586109      257     5350 SH       SOLE                     4950               400
First Data Corp.               COM              319963104     5566   123587 SH       SOLE                   108355             15232
General Electric Co.           COM              369604103    12452   377780 SH       SOLE                   354278             23503
General Mills Inc.             COM              370334104     1255    24292 SH       SOLE                    22017              2275
HCA Inc.                       COM              404119109    13468   312129 SH       SOLE                   308358              3771
Halliburton Inc.               COM              406216101    11577   156002 SH       SOLE                   147500              8503
HealthStream Inc.              COM              42222n103      318    83174 SH       SOLE                    82574               600
Healthways, Inc.               COM              422245100     1257    23874 SH       SOLE                    21874              2000
Hewlett Packard Co.            COM              428236103      647    20411 SH       SOLE                    20411
Home Depot Inc.                COM              437076102     8248   230446 SH       SOLE                   223821              6625
Intel Corp.                    COM              458140100     5265   277101 SH       SOLE                   268576              8525
International Business Machine COM              459200101     5272    68631 SH       SOLE                    63921              4710
J. P. Morgan Chase & Co. Inc.  COM              46625h100     1217    28968 SH       SOLE                    27768              1200
Johnson & Johnson              COM              478160104     7541   125849 SH       SOLE                   120142              5706
L-3 Communications             COM              502424104     6491    86063 SH       SOLE                    82388              3675
Liberty Global, Inc. Series A  COM              530719103      502    23350 SH       SOLE                    22810               540
Liberty Global, Inc. Series C  COM              530555309      487    23675 SH       SOLE                    23128               547
Liberty Media Hldg Corp A Inte COM              53071M104     1663    96341 SH       SOLE                    88079              8262
Liberty Media Hldg Corp A Ser  COM              53071M302     1613    19258 SH       SOLE                    17606              1652
Lowes Companies                COM              548661107     2806    46244 SH       SOLE                    40394              5850
Medtronic Inc.                 COM              585055106     7038   149990 SH       SOLE                   139065             10925
Microsoft Corp.                COM              594918104     4693   201433 SH       SOLE                   189483             11950
Molex Inc. - Class A           COM              608554200     5006   174232 SH       SOLE                   167219              7013
Morgan Stanley                 COM              617446448      639    10112 SH       SOLE                    10112
News Corp. Ltd. Class B        COM              65248e203     3680   182353 SH       SOLE                   168253             14100
O Charley's Inc.               COM              670823103      311    18300 SH       SOLE                    15600              2700
PepsiCo Inc.                   COM              713448108     1729    28800 SH       SOLE                    27025              1775
Perot Systems Corp.            COM              714265105      825    56944 SH       SOLE                    52544              4400
Pfizer Inc.                    COM              717081103     1139    48535 SH       SOLE                    41225              7310
Pinnacle Financial Partners    COM              72346q104      288     9459 SH       SOLE                     8459              1000
Procter & Gamble Co.           COM              742718109     5428    97631 SH       SOLE                    90657              6974
Regions Financial Corp.        COM              758940100      284     8587 SH       SOLE                     8587
Republic Services Inc.         COM              760759100     7583   187980 SH       SOLE                   179130              8850
Roche Holdings                 COM              771195104      742     8993 SH       SOLE                     7408              1585
S&P SmallCap 600 Index Fund    COM              464287804     3523    56735 SH       SOLE                    54910              1825
Sanofi Aventis ADR             COM              80105n105     5294   108700 SH       SOLE                    99500              9200
Schlumberger Ltd.              COM              806857108    10150   155896 SH       SOLE                   149546              6350
Select Basic Materials Sector  COM              81369y100     2353    73295 SH       SOLE                    66845              6450
St. Paul Travelers Company     COM              792860108     2346    52622 SH       SOLE                    50297              2325
SunTrust Banks Inc.            COM              867914103     2536    33253 SH       SOLE                    32853               400
Sysco Corp.                    COM              871829107     9744   318843 SH       SOLE                   302653             16190
Target Corporation             COM              87612e106      412     8430 SH       SOLE                     7480               950
Tyco International Ltd.        COM              902124106     5922   215359 SH       SOLE                   200209             15150
United Parcel Svc. Inc. CL B   COM              911312106     4562    55407 SH       SOLE                    52057              3350
United Technologies Corp.      COM              913017109     7472   117815 SH       SOLE                   108965              8850
Verizon Communications         COM              92343v104      352    10519 SH       SOLE                     7861              2658
Vodafone Group PLC ADR         COM              92857w100     4705   220898 SH       SOLE                   203348             17550
Wachovia Corp.                 COM              929903102      594    10985 SH       SOLE                     9719              1266
Wal-Mart Stores Inc.           COM              931142103    10749   223143 SH       SOLE                   214324              8818
Walt Disney Co.                COM              254687106     4230   141004 SH       SOLE                   127192             13812
Wells Fargo & Co.              COM              949746101     5129    76461 SH       SOLE                    71759              4702
Willis Group Holdings Inc.     COM              G96655108     4203   130950 SH       SOLE                   124298              6652
Wyeth Co.                      COM              983024100      507    11421 SH       SOLE                    10071              1350
Zimmer Holdings, Inc.          COM              98956P102      228     4016 SH       SOLE                     3969                47
iShares China                  COM              464287184     1845    24027 SH       SOLE                    23200               827
iShares MSCI Japan             COM              464286848     4118   301925 SH       SOLE                   287225             14700
iShares MSCI Pacific Rim       COM              464286665     2125    19800 SH       SOLE                    18275              1525
Lehman Bros. HLDGS PINES-Gener PFD CV           524908563      525    20100 SH       SOLE                    20100